Inventory - Schedule of detailed information about inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [Abstract]
Finished products - Vanadium	$ 37,246	$ 35,083
Finished products - Ilmenite	321	1,040
Work-in-progress - Vanadium	1,195	606
Work-in-progress - Ilmenite	0	0
Stockpiles	336	490
Warehouse materials	10,413	10,319
Total	$ 49,511	$ 47,538